JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.4%
Aerospace & Defense — 2.1%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	35,000	34,989
7.13%, 6/15/2026 (a)	662,000	661,944
7.88%, 4/15/2027 (a)	1,090,000	1,090,791
6.00%, 2/15/2028 (a)	293,000	276,197
7.50%, 2/1/2029 (a)	156,000	154,568
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	130,000	117,163
Moog, Inc. 4.25%, 12/15/2027 (a)	336,000	311,788
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	600,000	592,911
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	390,000	369,082
4.60%, 6/15/2028	251,000	214,261
9.38%, 11/30/2029 (a)	460,000	497,393
TransDigm, Inc.
6.25%, 3/15/2026 (a)	2,007,000	1,993,153
5.50%, 11/15/2027	1,479,000	1,423,433
6.75%, 8/15/2028 (a)	320,000	320,573
4.88%, 5/1/2029	814,000	737,638
6.88%, 12/15/2030 (a)	1,033,000	1,034,291
Triumph Group, Inc.
7.75%, 8/15/2025	374,000	366,582
9.00%, 3/15/2028 (a)	105,000	107,786
		10,304,543
Air Freight & Logistics — 0.0% ^
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	60,000	52,704
Rand Parent LLC 8.50%, 2/15/2030 (a)	81,000	76,564
		129,268
Automobile Components — 2.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	350,000	336,962
7.00%, 4/15/2028 (a)	241,000	244,872
8.25%, 4/15/2031 (a)	280,000	284,683
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	359,000	347,465
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	523,000	504,516
5.00%, 10/1/2029	263,000	217,661
Clarios Global LP
6.75%, 5/15/2025 (a)	145,000	145,360
6.25%, 5/15/2026 (a)	321,000	319,233
8.50%, 5/15/2027 (a)	756,000	760,530
Dana, Inc.
5.38%, 11/15/2027	411,000	390,148
5.63%, 6/15/2028	101,000	96,263
4.50%, 2/15/2032	269,000	220,566
Dealer Tire LLC 8.00%, 2/1/2028 (a)	262,000	248,389
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	267,000	227,738

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	407,000	394,381
4.88%, 3/15/2027	873,000	824,447
5.00%, 7/15/2029	332,000	302,900
5.25%, 4/30/2031	485,000	425,996
5.63%, 4/30/2033	172,000	148,038
Icahn Enterprises LP
6.38%, 12/15/2025	354,000	341,619
6.25%, 5/15/2026	889,000	839,386
5.25%, 5/15/2027	602,000	544,810
4.38%, 2/1/2029	199,000	163,155
IHO Verwaltungs GmbH (Germany)
4.75% (Cash), 9/15/2026 (a) (b)	551,000	518,765
6.37% (Cash), 5/15/2029 (a) (b)	393,000	360,852
Patrick Industries, Inc.
7.50%, 10/15/2027 (a)	111,000	110,201
4.75%, 5/1/2029 (a)	144,000	124,446
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	387,000	313,302
Tenneco, Inc. 8.00%, 11/17/2028 (a)	1,020,000	839,776
ZF North America Capital, Inc. (Germany)
4.75%, 4/29/2025 (a)	150,000	146,589
6.88%, 4/14/2028 (a)	300,000	304,275
		11,047,324
Automobiles — 1.3%
Aston Martin Capital Holdings Ltd. (Jersey) 10.50%, 11/30/2025 (a)	200,000	200,050
Ford Motor Co.
4.35%, 12/8/2026	340,000	321,786
6.63%, 10/1/2028	453,000	458,410
3.25%, 2/12/2032	1,550,000	1,236,311
6.10%, 8/19/2032	1,074,000	1,044,892
4.75%, 1/15/2043	546,000	421,796
5.29%, 12/8/2046	951,000	773,025
Jaguar Land Rover Automotive plc (United Kingdom)
7.75%, 10/15/2025 (a)	419,000	423,254
4.50%, 10/1/2027 (a)	211,000	194,951
5.88%, 1/15/2028 (a)	273,000	265,924
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	454,000	386,176
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	324,000	317,423
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	261,000	223,978
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	291,000	278,974
		6,546,950
Banks — 0.7%
Intesa Sanpaolo SpA (Italy)
5.71%, 1/15/2026 (a)	715,000	701,763
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	338,000	261,733
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	219,000	144,206
Pacific Western Bank (3-MONTH CME TERM SOFR + 2.52%), 3.25%, 5/1/2031 (c)	543,000	453,438

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	190,000	190,190
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	946,000	890,812
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	649,000	566,941
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (c)	73,000	58,808
		3,267,891
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	145,000	128,652
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	276,000	236,325
		364,977
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	392,000	154,350
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	340,000	300,356
		454,706
Broadline Retail — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (a)	122,000	100,380
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	852,000	750,268
Kohl's Corp. 4.62%, 5/1/2031 (d)	625,000	457,031
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	617,000	579,918
5.88%, 3/15/2030 (a)	5,000	4,538
4.50%, 12/15/2034	363,000	270,435
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	295,000	282,480
4.63%, 6/1/2028 (a)	110,000	102,540
5.63%, 2/15/2029 (a)	149,000	140,433
4.13%, 8/1/2030 (a)	411,000	357,648
3.63%, 10/1/2031 (a)	100,000	81,750
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	392,000	302,506
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	504,000	472,115
Nordstrom, Inc.
4.00%, 3/15/2027	5,000	4,701
6.95%, 3/15/2028	33,000	33,379
4.38%, 4/1/2030	505,000	419,876
4.25%, 8/1/2031	91,000	71,845
5.00%, 1/15/2044	441,000	292,578
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	259,000	103,600
QVC, Inc.
4.45%, 2/15/2025	156,000	144,668
4.75%, 2/15/2027	839,000	641,927
5.95%, 3/15/2043	118,000	61,013
Rakuten Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (c) (e) (f)	814,000	521,774
		6,197,403
Building Products — 1.5%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	265,000	164,491

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	508,000	499,110
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	11,000	10,753
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	862,000	802,765
4.25%, 2/1/2032 (a)	164,000	140,681
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	441,000	434,936
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	236,000	185,260
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	235,000	192,505
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	51,000	50,130
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	455,000	453,862
Griffon Corp. 5.75%, 3/1/2028	584,000	551,958
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	281,250
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	492,000	453,806
Masonite International Corp.
5.38%, 2/1/2028 (a)	113,000	107,350
3.50%, 2/15/2030 (a)	373,000	315,245
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	39,000	33,043
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	32,000	29,786
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	325,000	296,111
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	380,000	359,614
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	22,000	21,065
4.75%, 1/15/2028 (a)	1,063,000	999,028
3.38%, 1/15/2031 (a)	529,000	434,339
Summit Materials LLC 6.50%, 3/15/2027 (a)	399,000	396,007
		7,213,095
Capital Markets — 0.6%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	510,000	529,010
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	105,000	88,731
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	170,000	161,032
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	348,000	280,016
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	509,000	464,894
5.00%, 1/15/2032 (a)	35,000	29,136
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	600,000	636,173
Jane Street Group 4.50%, 11/15/2029 (a)	517,000	462,748
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	10,000	10,080
StoneX Group, Inc. 8.63%, 6/15/2025 (a)	320,000	321,692
		2,983,512
Chemicals — 2.8%
Ashland, Inc.
3.38%, 9/1/2031 (a)	261,000	212,004
6.88%, 5/15/2043	96,000	90,784
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028 (a)	140,000	96,238
7.50%, 9/30/2029 (a)	336,000	178,920

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Avient Corp.
5.75%, 5/15/2025 (a)	237,000	236,170
7.13%, 8/1/2030 (a)	412,000	414,383
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	819,000	776,421
Cerdia Finanz GmbH (Germany) 10.50%, 2/15/2027 (a)	248,000	251,218
Chemours Co. (The)
5.38%, 5/15/2027	38,000	36,117
5.75%, 11/15/2028 (a)	767,000	694,271
4.63%, 11/15/2029 (a)	5,000	4,201
Cornerstone Chemical Co. 10.25% (Blend (Cash 8.25% + PIK 2.00%)), 9/1/2027 (a) (b)	41,000	34,233
CVR Partners LP 6.13%, 6/15/2028 (a)	301,000	276,152
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	247,000	219,495
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	448,000	392,000
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	330,000	300,027
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	619,000	589,785
Ingevity Corp. 3.88%, 11/1/2028 (a)	56,000	47,460
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	433,000	403,588
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	55,000	45,879
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	531,000	489,931
Methanex Corp. (Canada)
5.13%, 10/15/2027	177,000	166,804
5.25%, 12/15/2029	685,000	630,618
5.65%, 12/1/2044	91,000	73,352
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	8,000	7,909
5.25%, 6/1/2027 (a)	78,000	70,212
4.25%, 5/15/2029 (a)	833,000	657,660
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	340,000	301,209
Olin Corp.
5.13%, 9/15/2027	348,000	331,313
5.63%, 8/1/2029	403,000	384,642
5.00%, 2/1/2030	51,000	46,829
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	680,000	589,927
9.75%, 11/15/2028 (a)	200,000	205,711
6.25%, 10/1/2029 (a)	75,000	61,524
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	39,000	39,780
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	8,000	7,670
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	505,000	428,321
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	513,000	464,593
6.63%, 5/1/2029 (a)	376,000	333,084
SCIL IV LLC 5.38%, 11/1/2026 (a)	381,000	357,655
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	237,000	202,078
4.00%, 4/1/2031	255,000	204,644
4.38%, 2/1/2032	249,000	197,732
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	539,000	438,010

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
SNF Group SACA (France) 3.13%, 3/15/2027 (a)	330,000	293,919
Trinseo Materials Operating SCA 5.13%, 4/1/2029 (a)	185,000	71,871
Tronox, Inc. 4.63%, 3/15/2029 (a)	587,000	499,103
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	386,000	297,351
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	674,000	567,353
		13,720,151
Commercial Services & Supplies — 3.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	405,000	350,637
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	250,000	222,207
4.88%, 7/15/2032 (a)	686,000	601,155
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,238,000	1,202,944
9.75%, 7/15/2027 (a)	635,000	584,268
6.00%, 6/1/2029 (a)	209,000	159,114
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	5,000	4,366
4.75%, 10/15/2029 (a)	60,000	53,698
Aptim Corp. 7.75%, 6/15/2025 (a)	13,000	12,121
APX Group, Inc. 5.75%, 7/15/2029 (a)	687,000	613,443
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	436,000	412,609
Brink's Co. (The) 4.63%, 10/15/2027 (a)	512,000	479,964
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	25,000	24,077
6.38%, 2/1/2031 (a)	549,000	544,796
CoreCivic, Inc. 8.25%, 4/15/2026	568,000	579,306
Covanta Holding Corp.
4.88%, 12/1/2029 (a)	359,000	297,970
5.00%, 9/1/2030	102,000	83,231
Deluxe Corp. 8.00%, 6/1/2029 (a)	329,000	277,487
Enviri Corp. 5.75%, 7/31/2027 (a)	307,000	267,188
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	99,000	94,132
9.50%, 11/1/2027 (a)	395,000	380,990
7.75%, 2/15/2028 (a)	275,000	277,636
6.00%, 6/1/2029 (a)	205,000	170,729
GEO Group, Inc. (The) 10.50%, 6/30/2028	301,000	303,516
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025 (a)	337,000	329,166
5.13%, 12/15/2026 (a)	725,000	703,324
4.75%, 6/15/2029 (a)	486,000	443,882
Interface, Inc. 5.50%, 12/1/2028 (a)	142,000	127,613
Madison IAQ LLC
4.13%, 6/30/2028 (a)	359,000	318,924
5.88%, 6/30/2029 (a)	458,000	384,258
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,360,000	1,263,017

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	668,000	591,180
7.25%, 3/15/2029 (a)	75,000	61,459
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	1,073,000	1,061,273
6.25%, 1/15/2028 (a)	651,000	625,134
Steelcase, Inc. 5.13%, 1/18/2029	351,000	321,765
Stericycle, Inc. 3.88%, 1/15/2029 (a)	421,000	371,214
Vericast Corp. 11.00%, 9/15/2026 (a)	849,000	892,511
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	245,000	231,219
Williams Scotsman, Inc.
6.13%, 6/15/2025 (a)	200,000	198,582
4.63%, 8/15/2028 (a)	374,000	343,796
		16,265,901
Communications Equipment — 0.5%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	389,000	165,325
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,082,000	927,815
8.25%, 3/1/2027 (a)	816,000	405,960
7.13%, 7/1/2028 (a)	15,000	7,013
4.75%, 9/1/2029 (a)	189,000	118,597
Viasat, Inc.
5.63%, 4/15/2027 (a)	417,000	386,246
6.50%, 7/15/2028 (a)	305,000	232,562
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	106,000	88,523
		2,332,041
Construction & Engineering — 0.8%
AECOM 5.13%, 3/15/2027	490,000	476,384
Arcosa, Inc. 4.38%, 4/15/2029 (a)	140,000	124,865
Artera Services LLC 9.03%, 12/4/2025 (a)	568,000	518,729
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	242,375
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	253,000	262,318
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	487,000	470,125
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	411,000	371,548
Fluor Corp. 4.25%, 9/15/2028	232,000	216,631
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	144,000	120,350
INNOVATE Corp. 8.50%, 2/1/2026 (a)	49,000	37,244
Pike Corp. 5.50%, 9/1/2028 (a)	374,000	340,639
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	345,000	314,156
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	215,000	194,835
Weekley Homes LLC 4.88%, 9/15/2028 (a)	364,000	333,506
		4,023,705
Consumer Finance — 4.0%
Ally Financial, Inc.
5.75%, 11/20/2025	485,000	475,982
6.70%, 2/14/2033	188,000	174,797

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	101,000	73,730
Credit Acceptance Corp. 6.63%, 3/15/2026	493,000	486,140
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	429,000	88,506
Enova International, Inc. 8.50%, 9/15/2025 (a)	220,000	215,850
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	66,000	53,130
FirstCash, Inc.
4.63%, 9/1/2028 (a)	180,000	164,855
5.63%, 1/1/2030 (a)	298,000	278,952
Ford Motor Credit Co. LLC
5.58%, 3/18/2024	368,000	367,262
3.66%, 9/8/2024	970,000	948,964
4.06%, 11/1/2024	1,062,000	1,037,100
2.30%, 2/10/2025	1,331,000	1,264,859
5.13%, 6/16/2025	1,432,000	1,399,835
4.13%, 8/4/2025	1,100,000	1,055,987
4.13%, 8/17/2027	1,248,000	1,153,303
5.11%, 5/3/2029	792,000	744,299
7.35%, 3/6/2030	917,000	952,365
4.00%, 11/13/2030	200,000	171,927
3.63%, 6/17/2031	1,113,000	924,544
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (b)	770,557	720,810
goeasy Ltd. (Canada)
5.38%, 12/1/2024 (a)	305,000	305,000
4.38%, 5/1/2026 (a)	148,000	138,725
LFS Topco LLC 5.88%, 10/15/2026 (a)	189,000	166,301
Macquarie Airfinance Holdings Ltd. (United Kingdom) 8.38%, 5/1/2028 (a)	31,000	31,781
Navient Corp.
5.88%, 10/25/2024	824,000	816,531
6.75%, 6/15/2026	200,000	199,240
5.00%, 3/15/2027	528,000	492,290
9.38%, 7/25/2030	23,000	23,593
5.63%, 8/1/2033	437,000	338,605
OneMain Finance Corp.
6.13%, 3/15/2024	206,000	205,695
6.88%, 3/15/2025	162,000	163,185
7.13%, 3/15/2026	1,314,000	1,324,985
3.50%, 1/15/2027	270,000	241,266
3.88%, 9/15/2028	564,000	484,323
9.00%, 1/15/2029	30,000	30,940
5.38%, 11/15/2029	116,000	104,405
4.00%, 9/15/2030	210,000	171,070
PRA Group, Inc.
7.38%, 9/1/2025 (a)	58,000	55,715
8.38%, 2/1/2028 (a)	188,000	170,610
5.00%, 10/1/2029 (a)	431,000	325,473
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	405,000	353,869

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Synchrony Financial 7.25%, 2/2/2033	495,000	462,215
World Acceptance Corp. 7.00%, 11/1/2026 (a)	195,000	171,204
		19,530,218
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	50,000	47,016
4.63%, 1/15/2027 (a)	644,000	618,695
5.88%, 2/15/2028 (a)	590,000	582,074
3.50%, 3/15/2029 (a)	407,000	360,721
4.88%, 2/15/2030 (a)	741,000	692,843
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	88,000	70,840
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	70,000	58,800
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	89,000	89,047
5.50%, 10/15/2027 (a)	650,000	629,128
4.25%, 8/1/2029 (a)	532,000	475,806
Rite Aid Corp. 8.00%, 11/15/2026 (a) (g)	357,000	269,535
Safeway, Inc. 7.25%, 2/1/2031	261,000	274,508
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	98,000	75,089
US Foods, Inc.
4.75%, 2/15/2029 (a)	413,000	382,826
4.63%, 6/1/2030 (a)	398,000	359,085
7.25%, 1/15/2032 (a)	10,000	10,231
		4,996,244
Containers & Packaging — 2.8%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	454,000	233,665
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	599,000	515,188
4.00%, 9/1/2029 (a)	350,000	278,131
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	409,000	398,564
4.13%, 8/15/2026 (a)	800,000	707,716
5.25%, 8/15/2027 (a)	532,000	390,602
Ball Corp.
5.25%, 7/1/2025	176,000	175,058
4.88%, 3/15/2026	809,000	792,767
2.88%, 8/15/2030	581,000	481,325
3.13%, 9/15/2031	816,000	673,859
Berry Global, Inc. 5.63%, 7/15/2027 (a)	245,000	239,515
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	312,000	294,077
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (a)	516,000	463,025
Crown Americas LLC
4.75%, 2/1/2026	692,000	674,756
5.25%, 4/1/2030	280,000	264,855
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	128,000	112,640
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	274,000	260,071

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
3.50%, 3/15/2028 (a)	31,000	28,056
3.50%, 3/1/2029 (a)	129,000	112,159
3.75%, 2/1/2030 (a)	372,000	323,138
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	143,000	113,367
LABL, Inc.
6.75%, 7/15/2026 (a)	363,000	345,037
10.50%, 7/15/2027 (a)	292,000	265,353
9.50%, 11/1/2028 (a)	536,000	517,241
8.25%, 11/1/2029 (a)	156,000	124,800
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	1,066,000	1,058,945
9.25%, 4/15/2027 (a)	664,000	604,261
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	529,000	523,551
7.25%, 5/15/2031 (a)	206,000	204,457
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	343,000	311,701
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	244,000	223,260
Sealed Air Corp.
5.50%, 9/15/2025 (a)	127,000	126,047
6.13%, 2/1/2028 (a)	398,000	393,704
5.00%, 4/15/2029 (a)	165,000	153,819
6.88%, 7/15/2033 (a)	410,000	410,784
Silgan Holdings, Inc. 4.13%, 2/1/2028	354,000	325,764
TriMas Corp. 4.13%, 4/15/2029 (a)	286,000	248,618
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (d)	600,000	576,588
		13,946,464
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	515,000	474,024
3.88%, 11/15/2029 (a)	139,000	120,358
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	374,000	380,904
		975,286
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	165,000	154,794
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	219,000	185,318
Grand Canyon University 4.13%, 10/1/2024	372,000	351,771
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	270,000	228,172
Service Corp. International
5.13%, 6/1/2029	644,000	615,020
3.38%, 8/15/2030	637,000	535,099
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	241,000	156,650
Sotheby's 7.38%, 10/15/2027 (a)	250,000	229,264
StoneMor, Inc. 8.50%, 5/15/2029 (a)	385,000	308,000
WW International, Inc. 4.50%, 4/15/2029 (a)	383,000	220,054
		2,984,142

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — 0.7%
HAT Holdings I LLC
6.00%, 4/15/2025 (a)	175,000	172,513
3.38%, 6/15/2026 (a)	503,000	455,330
3.75%, 9/15/2030 (a)	360,000	283,704
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	892,000	774,693
Uniti Group LP
10.50%, 2/15/2028 (a)	837,000	823,290
4.75%, 4/15/2028 (a)	439,000	363,920
6.50%, 2/15/2029 (a)	670,000	445,792
6.00%, 1/15/2030 (a)	72,000	46,691
		3,365,933
Diversified Telecommunication Services — 4.9%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	1,093,000	580,549
Altice France SA (France)
8.13%, 2/1/2027 (a)	823,000	707,920
5.50%, 1/15/2028 (a)	241,000	184,403
5.13%, 7/15/2029 (a)	400,000	286,084
5.50%, 10/15/2029 (a)	1,341,000	967,568
British Telecommunications plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.49%), 4.88%, 11/23/2081 (a) (c)	433,000	357,443
CCO Holdings LLC
5.50%, 5/1/2026 (a)	776,000	759,170
5.13%, 5/1/2027 (a)	1,620,000	1,541,358
5.38%, 6/1/2029 (a)	928,000	860,554
4.75%, 3/1/2030 (a)	1,635,000	1,430,889
4.50%, 8/15/2030 (a)	439,000	376,668
4.25%, 2/1/2031 (a)	834,000	695,722
4.75%, 2/1/2032 (a)	1,544,000	1,296,945
4.50%, 5/1/2032	27,000	22,238
4.50%, 6/1/2033 (a)	1,566,000	1,252,903
4.25%, 1/15/2034 (a)	930,000	725,464
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	10,000	7,825
6.50%, 10/1/2028 (a)	257,000	212,025
Embarq Corp. 8.00%, 6/1/2036	508,000	292,052
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	715,000	671,726
5.00%, 5/1/2028 (a)	693,000	621,738
6.75%, 5/1/2029 (a)	735,000	622,442
5.88%, 11/1/2029	180,000	144,070
6.00%, 1/15/2030 (a)	149,000	119,387
8.75%, 5/15/2030 (a)	406,000	404,848
8.63%, 3/15/2031 (a)	247,000	243,241
Frontier Florida LLC Series E, 6.86%, 2/1/2028	15,000	14,268
Iliad Holding SASU (France) 6.50%, 10/15/2026 (a)	520,000	507,319
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,136,000	1,052,688
Level 3 Financing, Inc.
3.40%, 3/1/2027 ‡ (a)	198,000	188,100

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.63%, 9/15/2027 ‡ (a)	847,000	516,670
4.25%, 7/1/2028 ‡ (a)	388,000	217,280
3.88%, 11/15/2029 ‡ (a)	517,000	485,980
10.50%, 5/15/2030 (a)	521,000	483,228
Qwest Corp. 7.25%, 9/15/2025	81,000	76,554
Sable International Finance Ltd. (Chile) 5.75%, 9/7/2027 (a)	200,000	184,018
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	851,000	797,765
6.00%, 9/30/2034	361,000	325,793
7.20%, 7/18/2036	75,000	72,861
7.72%, 6/4/2038	460,000	458,925
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	527,000	318,835
4.88%, 6/1/2027 (a)	101,000	59,487
6.50%, 10/15/2027 (a)	117,000	54,893
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	753,000	628,776
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	729,000	686,028
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	877,000	723,034
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	647,000	493,639
6.13%, 3/1/2028 (a)	562,000	377,287
		24,108,660
Electric Utilities — 1.5%
DPL, Inc. 4.35%, 4/15/2029	107,000	96,961
Drax Finco plc (United Kingdom) 6.63%, 11/1/2025 (a)	201,000	198,608
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	209,000	211,421
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	396,000	382,941
FirstEnergy Corp.
2.65%, 3/1/2030	705,000	596,352
Series B, 2.25%, 9/1/2030	189,000	153,749
Series C, 7.38%, 11/15/2031	352,000	409,392
Series C, 5.10%, 7/15/2047 (d)	240,000	206,550
Series C, 3.40%, 3/1/2050	719,000	473,122
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	210,000	176,676
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	368,000	339,742
NRG Energy, Inc.
5.75%, 1/15/2028	213,000	207,792
5.25%, 6/15/2029 (a)	524,000	488,170
3.63%, 2/15/2031 (a)	619,000	506,130
3.88%, 2/15/2032 (a)	28,000	22,890
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	125,000	114,631
PG&E Corp.
5.00%, 7/1/2028	387,000	368,137
5.25%, 7/1/2030	870,000	817,248
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	8,000	7,740
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	435,000	426,985

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.63%, 2/15/2027 (a)	918,000	892,949
5.00%, 7/31/2027 (a)	25,000	23,792
4.38%, 5/1/2029 (a)	282,000	254,583
7.75%, 10/15/2031 (a)	86,000	88,015
		7,464,576
Electrical Equipment — 0.3%
Atkore, Inc. 4.25%, 6/1/2031 (a)	100,000	84,989
Sensata Technologies BV
5.63%, 11/1/2024 (a)	877,000	884,848
5.00%, 10/1/2025 (a)	40,000	39,352
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	573,000	518,666
		1,527,855
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	394,000	356,579
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	737,000	656,846
3.75%, 2/15/2031 (a)	115,000	97,227
		1,110,652
Energy Equipment & Services — 1.6%
Archrock Partners LP
6.88%, 4/1/2027 (a)	397,000	393,369
6.25%, 4/1/2028 (a)	10,000	9,763
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	10,000	9,524
CGG SA (France) 8.75%, 4/1/2027 (a)	250,000	226,875
CSI Compressco LP 7.50%, 4/1/2025 (a)	8,000	7,908
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	647,000	609,199
Global Marine, Inc. 7.00%, 6/1/2028	299,000	254,150
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	189,000	180,669
Nabors Industries, Inc.
5.75%, 2/1/2025	55,000	54,862
7.38%, 5/15/2027 (a)	209,000	202,076
Noble Finance II LLC 8.00%, 4/15/2030 (a)	325,000	333,541
Oceaneering International, Inc. 6.00%, 2/1/2028	149,000	144,467
Petrofac Ltd. (United Kingdom) 9.75%, 11/15/2026 (a)	239,000	118,763
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	125,000	124,240
6.88%, 1/15/2029 (a)	354,000	334,533
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	457,000	468,219
Transocean, Inc.
7.25%, 11/1/2025 (a)	216,000	212,028
11.50%, 1/30/2027 (a)	433,000	450,320
8.00%, 2/1/2027 (a)	173,000	165,609
8.75%, 2/15/2030 (a)	865,450	883,873
7.50%, 4/15/2031	45,000	37,620
6.80%, 3/15/2038	337,000	255,288

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
USA Compression Partners LP
6.88%, 4/1/2026	429,000	426,577
6.88%, 9/1/2027	127,000	125,365
Valaris Ltd. 8.38%, 4/30/2030 (a)	821,000	825,901
Weatherford International Ltd.
6.50%, 9/15/2028 (a)	371,000	374,710
8.63%, 4/30/2030 (a)	131,000	135,444
Welltec International ApS (Denmark) 8.25%, 10/15/2026 (a)	329,000	331,879
		7,696,772
Entertainment — 0.8%
Allen Media LLC 10.50%, 2/15/2028 (a)	282,000	142,245
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	409,000	330,205
7.50%, 2/15/2029 (a)	640,000	434,364
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	359,000	323,136
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	407,000	252,437
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	196,000	193,795
5.63%, 3/15/2026 (a)	94,000	91,449
6.50%, 5/15/2027 (a)	919,000	918,731
4.75%, 10/15/2027 (a)	250,000	235,000
3.75%, 1/15/2028 (a)	167,000	151,052
ROBLOX Corp. 3.88%, 5/1/2030 (a)	172,000	147,705
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	711,000	619,294
		3,839,413
Financial Services — 2.5%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	20,000	18,000
Block, Inc. 3.50%, 6/1/2031	917,000	767,443
CPI CG, Inc. 8.63%, 3/15/2026 (a)	357,000	339,172
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	688,000	657,371
6.63%, 1/15/2027 (a)	290,000	264,645
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (a)	355,000	361,656
Jefferies Finance LLC 5.00%, 8/15/2028 (a)	250,000	213,730
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	614,000	570,656
LD Holdings Group LLC
6.50%, 11/1/2025 (a)	517,000	451,277
6.13%, 4/1/2028 (a)	164,000	115,539
MGIC Investment Corp. 5.25%, 8/15/2028	487,000	460,226
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a)	250,000	217,500
5.63%, 1/15/2030 (a)	436,000	350,980
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	759,000	659,381
5.75%, 11/1/2028 (a)	340,000	263,269
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (a)	32,000	30,511

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
5.50%, 8/15/2028 (a)	886,000	819,880
5.13%, 12/15/2030 (a)	100,000	86,409
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	157,000	162,132
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	326,000	327,842
Oxford Finance LLC 6.38%, 2/1/2027 (a)	250,000	235,070
Paysafe Finance plc 4.00%, 6/15/2029 (a)	658,000	543,863
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (a)	5,000	4,862
4.25%, 2/15/2029 (a)	271,000	234,405
5.75%, 9/15/2031 (a)	576,000	508,030
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	569,000	502,143
Rocket Mortgage LLC
3.88%, 3/1/2031 (a)	916,000	769,440
4.00%, 10/15/2033 (a)	557,000	450,351
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a)	586,000	489,280
11.25%, 12/15/2027 (a)	336,000	304,442
Shift4 Payments LLC 4.63%, 11/1/2026 (a)	339,000	321,660
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	40,000	37,609
5.50%, 4/15/2029 (a)	416,000	372,181
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	580,000	582,177
		12,493,132
Food Products — 1.1%
B&G Foods, Inc.
5.25%, 4/1/2025	80,000	78,536
5.25%, 9/15/2027	476,000	414,607
Chobani LLC
7.50%, 4/15/2025 (a)	166,000	164,121
4.63%, 11/15/2028 (a)	11,000	9,940
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	413,000	401,046
H-Food Holdings LLC 8.50%, 6/1/2026 (a)	256,000	55,040
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	592,000	566,077
4.13%, 1/31/2030 (a)	426,000	381,362
4.38%, 1/31/2032 (a)	339,000	295,471
Pilgrim's Pride Corp.
4.25%, 4/15/2031	74,000	64,083
3.50%, 3/1/2032	903,000	730,978
6.25%, 7/1/2033	78,000	76,802
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	265,000	260,441
5.63%, 1/15/2028 (a)	389,000	378,493
5.50%, 12/15/2029 (a)	1,089,000	1,023,695
4.50%, 9/15/2031 (a)	651,000	566,777
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	51,000	42,332
		5,509,801

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Gas Utilities — 0.4%
AmeriGas Partners LP
5.50%, 5/20/2025	300,000	293,811
5.88%, 8/20/2026	740,000	722,616
Ferrellgas LP
5.38%, 4/1/2026 (a)	137,000	130,887
5.88%, 4/1/2029 (a)	528,000	486,007
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	441,000	390,285
		2,023,606
Ground Transportation — 1.1%
AerCap Global Aviation Trust (Ireland) (3-MONTH CME TERM SOFR + 4.56%), 6.50%, 6/15/2045 (a) (c)	500,000	499,821
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	520,000	507,624
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	20,000	18,872
5.38%, 3/1/2029 (a)	387,000	348,308
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	25,000	19,719
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	821,000	808,685
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	260,000	221,165
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	248,000	218,578
5.00%, 12/1/2029 (a)	580,000	445,160
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	414,000	371,199
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	384,000	177,600
RXO, Inc. 7.50%, 11/15/2027 (a)	120,000	123,193
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	117,000	119,194
7.50%, 9/15/2027 (a)	533,000	542,771
4.50%, 8/15/2029 (a)	957,000	880,520
Watco Cos. LLC 6.50%, 6/15/2027 (a)	29,000	27,961
XPO CNW, Inc. 6.70%, 5/1/2034	245,000	244,040
		5,574,410
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	905,000	846,511
Embecta Corp. 5.00%, 2/15/2030 (a)	352,000	295,940
Garden Spinco Corp. 8.63%, 7/20/2030 (a)	147,000	154,300
Hologic, Inc. 3.25%, 2/15/2029 (a)	533,000	468,002
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,310,000	2,050,232
5.25%, 10/1/2029 (a)	898,000	812,659
		4,627,644
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	575,000	550,875
AdaptHealth LLC
6.13%, 8/1/2028 (a)	555,000	476,845
4.63%, 8/1/2029 (a)	68,000	53,702
5.13%, 3/1/2030 (a)	89,000	70,863
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	330,000	274,725

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Akumin, Inc. 7.50%, 8/1/2028 (a)	386,000	285,640
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	740,000	712,444
5.63%, 3/15/2027 (a)	1,083,000	966,316
8.00%, 12/15/2027 (a)	144,000	136,474
6.88%, 4/1/2028 (a)	238,000	120,190
6.00%, 1/15/2029 (a)	301,000	253,593
6.88%, 4/15/2029 (a)	671,000	395,890
6.13%, 4/1/2030 (a)	772,000	430,984
5.25%, 5/15/2030 (a)	231,000	181,800
4.75%, 2/15/2031 (a)	799,000	586,210
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,647,000	1,392,069
3.75%, 2/15/2031 (a)	504,000	394,551
Encompass Health Corp.
4.50%, 2/1/2028	200,000	186,925
4.75%, 2/1/2030	585,000	531,584
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	383,000	283,420
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	48,000	43,223
Heartland Dental LLC 10.50%, 4/30/2028 (a)	536,000	544,040
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	205,000	181,425
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	659,000	577,067
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	169,000	110,680
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	175,000	133,875
ModivCare, Inc. 5.88%, 11/15/2025 (a)	189,000	184,001
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	540,000	500,696
3.88%, 5/15/2032 (a)	762,000	639,032
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	152,000	130,150
6.63%, 4/1/2030 (a)	333,000	311,873
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	321,000	270,405
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	475,000	446,062
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	177,000	82,203
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	341,000	329,702
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	136,000	105,150
Select Medical Corp. 6.25%, 8/15/2026 (a)	597,000	592,700
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	45,000	37,575
Tenet Healthcare Corp.
4.88%, 1/1/2026	912,000	896,117
6.25%, 2/1/2027	934,000	929,986
5.13%, 11/1/2027	1,086,000	1,041,846
4.63%, 6/15/2028	741,000	690,162
6.13%, 10/1/2028	1,344,000	1,303,008
6.88%, 11/15/2031	410,000	405,387
Toledo Hospital (The) 6.02%, 11/15/2048	443,000	332,742
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	337,000	265,387
		19,369,594

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — 0.3%
Diversified Healthcare Trust
4.75%, 5/1/2024	42,000	39,669
9.75%, 6/15/2025	82,000	81,339
4.75%, 2/15/2028	365,000	265,825
4.38%, 3/1/2031	150,000	105,578
MPT Operating Partnership LP
5.00%, 10/15/2027	540,000	430,340
4.63%, 8/1/2029	811,000	579,282
3.50%, 3/15/2031	236,000	145,478
		1,647,511
Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	780,244
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (a)	10,000	10,060
5.88%, 10/1/2028 (a)	547,000	517,563
4.88%, 5/15/2029 (a)	250,000	222,455
RHP Hotel Properties LP 4.75%, 10/15/2027	602,000	571,737
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	251,000	216,962
Service Properties Trust
4.35%, 10/1/2024	223,000	222,753
4.50%, 3/15/2025	400,000	385,711
7.50%, 9/15/2025	678,000	680,750
5.50%, 12/15/2027	66,000	58,764
4.38%, 2/15/2030	625,000	457,330
XHR LP
6.38%, 8/15/2025 (a)	182,000	180,182
4.88%, 6/1/2029 (a)	100,000	89,594
		3,613,861
Hotels, Restaurants & Leisure — 8.4%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	939,000	864,287
4.38%, 1/15/2028 (a)	634,000	588,413
3.50%, 2/15/2029 (a)	123,000	109,540
4.00%, 10/15/2030 (a)	988,000	851,738
Affinity Interactive 6.88%, 12/15/2027 (a)	445,000	387,401
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	327,000	289,775
Boyd Gaming Corp. 4.75%, 12/1/2027	707,000	669,308
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	335,000	302,846
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,143,000	1,136,420
8.13%, 7/1/2027 (a)	963,000	981,059
4.63%, 10/15/2029 (a)	735,000	645,848
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	285,000	283,469
Carnival Corp.
7.63%, 3/1/2026 (a)	912,000	917,035
5.75%, 3/1/2027 (a)	1,438,000	1,366,927

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
9.88%, 8/1/2027 (a)	571,000	596,714
4.00%, 8/1/2028 (a)	944,000	855,136
10.50%, 6/1/2030 (a)	771,000	822,104
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	205,000	222,917
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a)	533,000	466,212
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	347,000	325,796
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,000	4,833
Cedar Fair LP
5.50%, 5/1/2025 (a)	377,000	375,392
5.38%, 4/15/2027	314,000	306,229
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	446,000	430,358
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	220,000	192,993
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	62,000	62,172
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	227,000	193,518
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	161,000	141,133
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	662,000	588,154
6.75%, 1/15/2030 (a)	482,000	406,735
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	509,000	457,321
GPS Hospitality Holding Co. LLC 7.00%, 8/15/2028 (a)	60,000	41,924
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	146,000	143,851
3.75%, 5/1/2029 (a)	88,000	79,028
4.88%, 1/15/2030	996,000	937,442
4.00%, 5/1/2031 (a)	206,000	181,241
3.63%, 2/15/2032 (a)	373,000	313,262
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029 (a)	476,000	420,396
4.88%, 7/1/2031 (a)	137,000	115,011
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	705,000	685,588
International Game Technology plc
6.50%, 2/15/2025 (a)	231,000	230,957
4.13%, 4/15/2026 (a)	553,000	527,428
IRB Holding Corp. 7.00%, 6/15/2025 (a)	377,000	376,295
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	98,000	87,830
KFC Holding Co. 4.75%, 6/1/2027 (a)	823,000	798,310
Las Vegas Sands Corp.
2.90%, 6/25/2025	340,000	323,425
3.50%, 8/18/2026	234,000	219,389
3.90%, 8/8/2029	711,000	634,639
Life Time, Inc.
5.75%, 1/15/2026 (a)	435,000	426,289
8.00%, 4/15/2026 (a)	258,000	258,000
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	400,000	400,380
7.25%, 11/15/2029 (a)	343,000	343,858
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	10,000	9,750
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	338,000	286,374

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	398,000	350,245
4.50%, 6/15/2029 (a)	108,000	90,804
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	401,000	386,975
MGM Resorts International
5.75%, 6/15/2025	280,000	278,421
4.63%, 9/1/2026	533,000	511,798
4.75%, 10/15/2028	255,000	235,889
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	676,000	632,905
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	189,000	182,628
5.88%, 3/15/2026 (a)	916,000	867,910
5.88%, 2/15/2027 (a)	750,000	726,086
8.38%, 2/1/2028 (a)	57,000	58,963
7.75%, 2/15/2029 (a)	249,000	235,870
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	491,000	407,532
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	314,000	227,248
5.88%, 9/1/2031 (a)	277,000	196,974
Resorts World Las Vegas LLC 4.63%, 4/16/2029 (a)	300,000	250,500
Royal Caribbean Cruises Ltd.
5.50%, 8/31/2026 (a)	747,000	726,679
5.38%, 7/15/2027 (a)	10,000	9,621
11.63%, 8/15/2027 (a)	664,000	720,141
7.50%, 10/15/2027	583,000	602,182
3.70%, 3/15/2028	339,000	303,083
8.25%, 1/15/2029 (a)	895,000	933,038
9.25%, 1/15/2029 (a)	207,000	220,285
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	397,000	355,315
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	57,000	52,262
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	103,000	98,465
7.25%, 5/15/2031 (a)	424,000	408,844
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	277,000	277,958
Sizzling Platter LLC 8.50%, 11/28/2025 (a)	183,000	183,569
Station Casinos LLC
4.50%, 2/15/2028 (a)	329,000	297,564
4.63%, 12/1/2031 (a)	237,000	201,374
Sugarhouse HSP Gaming Prop Mezz LP 5.88%, 5/15/2025 (a)	16,000	15,697
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	250,000	225,625
10.50%, 5/15/2029 (a)	433,000	374,545
Travel + Leisure Co.
6.60%, 10/1/2025 (d)	50,000	49,859
6.63%, 7/31/2026 (a)	604,000	603,737
6.00%, 4/1/2027 (d)	608,000	589,476
4.63%, 3/1/2030 (a)	195,000	167,213
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	323,000	322,075

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd.
6.25%, 5/15/2025 (a)	141,000	139,590
5.88%, 9/15/2027 (a)	447,000	420,842
9.13%, 7/15/2031 (a)	21,000	21,841
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	504,000	466,200
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	692,000	645,782
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	138,000	127,017
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	321,000	317,132
5.25%, 5/15/2027 (a)	200,000	190,476
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	697,000	627,731
7.13%, 2/15/2031 (a)	20,000	19,911
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	812,000	754,719
4.63%, 1/31/2032	250,000	224,805
6.88%, 11/15/2037	221,000	233,725
5.35%, 11/1/2043	41,000	37,464
		41,289,040
Household Durables — 1.5%
Ashton Woods USA LLC
4.63%, 8/1/2029 (a)	45,000	37,860
4.63%, 4/1/2030 (a)	195,000	162,688
Beazer Homes USA, Inc.
5.88%, 10/15/2027	286,000	267,410
7.25%, 10/15/2029	146,000	141,133
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	261,000	246,274
5.00%, 6/15/2029 (a)	114,000	96,132
4.88%, 2/15/2030 (a)	271,000	228,854
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	16,000	15,476
Century Communities, Inc.
6.75%, 6/1/2027	31,000	31,005
3.88%, 8/15/2029 (a)	288,000	249,978
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	100,000	103,000
Empire Communities Corp. (Canada) 7.00%, 12/15/2025 (a)	144,000	137,528
KB Home
4.80%, 11/15/2029	437,000	398,522
7.25%, 7/15/2030	319,000	320,549
4.00%, 6/15/2031	290,000	245,288
M/I Homes, Inc.
4.95%, 2/1/2028	80,000	76,045
3.95%, 2/15/2030	115,000	98,146
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027 (a)	107,000	100,402
Newell Brands, Inc.
4.88%, 6/1/2025	260,000	253,737
5.20%, 4/1/2026 (d)	1,280,000	1,235,646

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
6.38%, 9/15/2027	315,000	307,394
6.63%, 9/15/2029	123,000	119,876
6.37%, 4/1/2036 (d)	47,000	41,508
6.50%, 4/1/2046 (d)	146,000	116,811
Shea Homes LP 4.75%, 2/15/2028	315,000	293,715
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	403,000	252,882
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	756,000	741,384
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	768,000	664,751
TopBuild Corp.
3.63%, 3/15/2029 (a)	178,000	155,533
4.13%, 2/15/2032 (a)	53,000	45,292
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	201,000	190,977
		7,375,796
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	267,000	253,889
4.13%, 10/15/2030	436,000	373,528
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	418,000	373,635
4.38%, 3/31/2029 (a)	240,000	206,996
Kronos Acquisition Holdings, Inc. (Canada)
5.00%, 12/31/2026 (a)	113,000	106,847
7.00%, 12/31/2027 (a)	320,000	296,266
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	184,000	169,776
5.50%, 7/15/2030 (a)	400,000	373,392
		2,154,329
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.
5.25%, 6/1/2026 (a)	302,000	296,507
4.50%, 2/15/2028 (a)	998,000	941,883
5.13%, 3/15/2028 (a)	468,000	440,450
5.00%, 2/1/2031 (a)	393,000	347,468
3.75%, 3/1/2031 (a)	427,000	365,877
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	206,000	192,776
3.75%, 2/15/2031 (a)	655,000	548,023
3.75%, 1/15/2032 (a)	311,000	250,013
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	530,000	555,239
TransAlta Corp. (Canada) 6.50%, 3/15/2040	219,000	206,408
		4,144,644
Insurance — 1.7%
Acrisure LLC
10.13%, 8/1/2026 (a)	97,000	99,924
4.25%, 2/15/2029 (a)	105,000	91,707
6.00%, 8/1/2029 (a)	532,000	458,352

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	464,000	429,961
6.75%, 10/15/2027 (a)	583,000	559,088
6.75%, 4/15/2028 (a)	586,000	585,451
5.88%, 11/1/2029 (a)	15,000	13,566
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	255,000	229,506
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (c)	72,000	71,615
AssuredPartners, Inc.
7.00%, 8/15/2025 (a)	457,000	455,889
5.63%, 1/15/2029 (a)	310,000	277,084
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	147,000	133,623
Genworth Holdings, Inc. 6.50%, 6/15/2034	6,000	5,444
Global Atlantic Fin Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (c)	421,000	349,182
HUB International Ltd.
7.00%, 5/1/2026 (a)	1,104,000	1,098,217
5.63%, 12/1/2029 (a)	196,000	177,726
7.25%, 6/15/2030 (a)	550,000	562,134
Jones Deslauriers Insurance Management, Inc. (Canada) 8.50%, 3/15/2030 (a)	436,000	450,170
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	165,000	160,431
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.13%, 12/15/2051 (a) (c)	54,000	43,979
4.30%, 2/1/2061 (a)	559,000	320,034
NFP Corp.
4.88%, 8/15/2028 (a)	194,000	177,064
6.88%, 8/15/2028 (a)	911,000	811,114
7.50%, 10/1/2030 (a)	294,000	291,402
8.50%, 10/1/2031 (a)	10,000	10,329
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	462,000	416,955
USI, Inc. 6.88%, 5/1/2025 (a)	154,000	152,839
		8,432,786
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	225,000	213,001
Rackspace Technology Global, Inc.
3.50%, 2/15/2028 (a)	277,000	113,346
5.38%, 12/1/2028 (a)	18,000	5,404
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	295,000	295,994
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	528,000	465,363
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	55,000	46,475
		1,139,583
IT Services — 0.7%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	223,000	191,399
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	234,000	200,363
Cablevision Lightpath LLC
3.88%, 9/15/2027 (a)	253,000	214,378
5.63%, 9/15/2028 (a)	320,000	239,238
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	487,000	406,645

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — continued
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	61,000	41,829
Northwest Fiber LLC
4.75%, 4/30/2027 (a)	378,000	345,923
10.75%, 6/1/2028 (a)	136,000	131,689
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	379,000	366,533
8.25%, 2/1/2028 (a)	205,000	199,617
Tempo Acquisition LLC 5.75%, 6/1/2025 (a)	56,000	55,288
Twilio, Inc. 3.88%, 3/15/2031	571,000	492,620
Unisys Corp. 6.88%, 11/1/2027 (a)	408,000	342,390
		3,227,912
Leisure Products — 0.1%
Universal Entertainment Corp. (Japan) 8.75%, 12/11/2024 (a) (d)	392,000	412,525
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	507,000	450,728
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	200,000	198,000
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	375,000	346,182
		994,910
Machinery — 1.2%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	498,000	428,600
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	5,000	4,413
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	410,000	417,921
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	948,000	966,872
Enpro Industries, Inc. 5.75%, 10/15/2026	315,000	305,550
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	309,000	207,252
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	326,000	255,910
Hillenbrand, Inc.
5.75%, 6/15/2025	128,000	126,416
3.75%, 3/1/2031	387,000	321,094
Husky III Holding Ltd. (Canada) 13.00% (Cash), 2/15/2025 (a) (b)	428,000	419,440
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026 (a)	47,000	46,883
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	391,000	345,057
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	363,000	330,301
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	211,000	189,488
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	199,000	190,045
Terex Corp. 5.00%, 5/15/2029 (a)	355,000	325,508
Titan International, Inc. 7.00%, 4/30/2028	643,000	620,907
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	498,000	473,144
Werner FinCo. LP 14.50% (Blend (Cash 8.75% + PIK 5.75%)), 10/15/2028 (a) (b)	7,120	5,788
		5,980,589
Marine Transportation — 0.0% ^
Danaos Corp. (Greece) 8.50%, 3/1/2028 (a)	188,000	187,993
Media — 6.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	404,000	360,080
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	529,000	452,959

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.75%, 8/15/2029 (a)	561,000	461,189
AMC Networks, Inc.
4.75%, 8/1/2025	307,000	291,333
4.25%, 2/15/2029	211,000	147,738
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	60,000	38,400
Cable One, Inc. 4.00%, 11/15/2030 (a)	284,000	221,673
Clear Channel International BV (United Kingdom) 6.63%, 8/1/2025 (a)	478,000	470,575
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	293,000	271,201
7.50%, 6/1/2029 (a)	800,000	630,536
CMG Media Corp. 8.88%, 12/15/2027 (a)	342,000	273,600
CSC Holdings LLC
7.50%, 4/1/2028 (a)	611,000	417,865
11.25%, 5/15/2028 (a)	428,000	427,248
6.50%, 2/1/2029 (a)	1,226,000	1,036,926
5.75%, 1/15/2030 (a)	1,150,000	649,750
4.13%, 12/1/2030 (a)	529,000	376,495
4.63%, 12/1/2030 (a)	600,000	330,454
3.38%, 2/15/2031 (a)	200,000	136,430
4.50%, 11/15/2031 (a)	938,000	663,804
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	359,000	238,735
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,534,000	1,380,356
DISH DBS Corp.
5.88%, 11/15/2024	1,167,000	1,024,468
7.75%, 7/1/2026	380,000	226,813
5.25%, 12/1/2026 (a)	1,205,000	968,880
7.38%, 7/1/2028	390,000	192,788
5.75%, 12/1/2028 (a)	1,390,000	1,029,552
5.13%, 6/1/2029	466,000	211,133
DISH Network Corp. 11.75%, 11/15/2027 (a)	850,000	843,733
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	67,000	58,833
GCI LLC 4.75%, 10/15/2028 (a)	40,000	35,911
Gray Television, Inc.
7.00%, 5/15/2027 (a)	551,000	500,721
4.75%, 10/15/2030 (a)	649,000	463,327
iHeartCommunications, Inc.
6.38%, 5/1/2026	555,417	472,654
8.38%, 5/1/2027	458,864	321,152
5.25%, 8/15/2027 (a)	282,000	216,114
4.75%, 1/15/2028 (a)	45,000	34,338
Lamar Media Corp.
4.88%, 1/15/2029	277,000	262,458
4.00%, 2/15/2030	397,000	353,951
3.63%, 1/15/2031	372,000	318,400
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (a)	638,000	599,927
5.13%, 7/15/2029 (a)	469,000	393,695
Liberty Interactive LLC 8.25%, 2/1/2030	30,000	11,872

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	260,000	237,250
8.00%, 8/1/2029 (a)	417,000	375,821
News Corp.
3.88%, 5/15/2029 (a)	643,000	568,821
5.13%, 2/15/2032 (a)	140,000	126,498
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	756,000	715,796
4.75%, 11/1/2028 (a)	162,000	143,394
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	447,000	421,479
4.25%, 1/15/2029 (a)	445,000	384,338
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	600,000	483,000
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	160,000	119,184
6.50%, 9/15/2028 (a)	687,000	321,756
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	201,000	168,952
5.38%, 1/15/2031 (a)	144,000	98,640
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	484,000	407,770
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	473,000	349,263
4.13%, 12/1/2030 (a)	178,000	125,045
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (a)	55,000	50,600
5.00%, 8/1/2027 (a)	1,137,000	1,080,251
4.00%, 7/15/2028 (a)	290,000	259,113
5.50%, 7/1/2029 (a)	1,108,000	1,029,509
4.13%, 7/1/2030 (a)	816,000	688,500
3.88%, 9/1/2031 (a)	526,000	425,595
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	48,000	27,720
Stagwell Global LLC 5.63%, 8/15/2029 (a)	244,000	213,805
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	263,000	235,425
TEGNA, Inc.
4.75%, 3/15/2026 (a)	180,000	173,281
5.00%, 9/15/2029	892,000	792,720
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	150,000	144,585
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	629,000	621,138
4.50%, 5/1/2029 (a)	704,000	617,707
7.38%, 6/30/2030 (a)	471,000	462,242
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	810,000	683,438
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	363,000	329,622
Urban One, Inc. 7.38%, 2/1/2028 (a)	221,000	187,348
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	309,000	298,962
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.00%, 7/15/2028 (a)	223,000	200,172

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	322,000	264,093
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	966,000	754,974
		32,405,874
Metals & Mining — 1.9%
ATI, Inc. 5.13%, 10/1/2031	250,000	220,057
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	213,000	200,334
Big River Steel LLC 6.63%, 1/31/2029 (a)	515,000	514,115
Carpenter Technology Corp. 6.38%, 7/15/2028	454,000	446,018
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	197,000	197,267
5.88%, 6/1/2027	652,000	640,029
6.75%, 4/15/2030 (a)	51,000	49,614
4.88%, 3/1/2031 (a)	522,000	448,702
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	206,000	177,447
Commercial Metals Co.
4.13%, 1/15/2030	279,000	244,243
4.38%, 3/15/2032	40,000	34,224
Constellium SE 5.63%, 6/15/2028 (a)	350,000	334,413
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	250,000	224,000
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	1,228,000	1,159,023
5.88%, 4/15/2030 (a)	107,000	102,870
6.13%, 4/15/2032 (a)	318,000	307,335
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	159,000	151,048
6.13%, 4/1/2029 (a)	457,000	430,757
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	240,000	195,269
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	351,000	310,907
4.50%, 6/1/2031 (a)	319,000	257,514
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	270,000	270,850
8.00%, 11/1/2027 (a)	165,000	165,318
8.50%, 5/1/2030 (a)	260,000	262,850
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	209,000	204,650
Novelis Corp.
3.25%, 11/15/2026 (a)	20,000	18,350
4.75%, 1/30/2030 (a)	1,073,000	974,120
3.88%, 8/15/2031 (a)	126,000	106,056
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	130,000	111,819
United States Steel Corp.
6.88%, 3/1/2029	167,000	165,975
6.65%, 6/1/2037	363,000	357,328
		9,282,502
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	535,000	434,710

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	354,000	326,629
4.75%, 6/15/2029 (a)	405,000	352,610
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (a)	380,000	367,503
3.63%, 7/15/2026 (a)	373,000	342,187
		1,823,639
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (c)	447,000	367,658
Office REITs — 0.2%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	265,000	229,459
4.55%, 10/1/2029	310,000	255,864
Office Properties Income Trust
4.50%, 2/1/2025	207,000	184,378
2.65%, 6/15/2026	85,000	58,428
2.40%, 2/1/2027	131,000	80,185
3.45%, 10/15/2031	158,000	84,089
		892,403
Oil, Gas & Consumable Fuels — 10.5%
Aethon United BR LP 8.25%, 2/15/2026 (a)	237,000	238,185
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (a)	242,000	240,790
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	27,000	27,530
5.75%, 3/1/2027 (a)	529,000	517,593
5.75%, 1/15/2028 (a)	521,000	503,975
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	583,000	574,965
5.88%, 6/30/2029 (a)	157,000	144,280
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	380,000	389,818
Blue Racer Midstream LLC
7.63%, 12/15/2025 (a)	492,000	496,946
6.63%, 7/15/2026 (a)	70,000	68,701
Buckeye Partners LP
4.13%, 3/1/2025 (a)	140,000	136,365
4.13%, 12/1/2027	219,000	202,274
4.50%, 3/1/2028 (a)	693,000	632,290
5.85%, 11/15/2043	350,000	264,476
5.60%, 10/15/2044	42,000	29,767
California Resources Corp. 7.13%, 2/1/2026 (a)	339,000	341,051
Callon Petroleum Co.
6.38%, 7/1/2026	319,000	315,866
8.00%, 8/1/2028 (a)	432,000	438,067
7.50%, 6/15/2030 (a)	254,000	250,762
Calumet Specialty Products Partners LP
11.00%, 4/15/2025 (a)	64,000	64,640

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.13%, 1/15/2027 (a)	241,000	226,878
9.75%, 7/15/2028 (a)	281,000	271,868
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	1,065,000	1,043,987
Chord Energy Corp. 6.38%, 6/1/2026 (a)	15,000	14,903
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	606,000	577,899
8.75%, 7/1/2031 (a)	591,000	611,667
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	268,000	233,355
CNX Resources Corp.
7.25%, 3/14/2027 (a)	316,000	315,709
6.00%, 1/15/2029 (a)	11,000	10,489
7.38%, 1/15/2031 (a)	275,000	273,320
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	916,000	843,330
Conuma Resources Ltd. (Canada) 13.13%, 5/1/2028 (a)	86,000	82,130
CQP Holdco LP 5.50%, 6/15/2031 (a)	750,000	693,701
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	386,000	398,892
CrownRock LP
5.63%, 10/15/2025 (a)	163,000	161,370
5.00%, 5/1/2029 (a)	495,000	475,200
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	443,000	436,472
Delek Logistics Partners LP 7.13%, 6/1/2028 (a)	299,000	281,703
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	820,000	736,172
4.38%, 6/15/2031 (a)	189,000	165,843
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	200,000	194,899
Endeavor Energy Resources LP 5.75%, 1/30/2028 (a)	567,000	553,093
Energean plc (Egypt) 6.50%, 4/30/2027 (a)	596,000	524,480
Energy Transfer LP
5.63%, 5/1/2027 (a)	730,000	717,261
8.00%, 4/1/2029 (a)	296,000	306,603
7.38%, 2/1/2031 (a)	140,000	143,928
EnLink Midstream LLC
5.38%, 6/1/2029	618,000	596,402
6.50%, 9/1/2030 (a)	286,000	287,858
EnLink Midstream Partners LP
4.85%, 7/15/2026	370,000	360,041
5.60%, 4/1/2044	107,000	91,177
5.05%, 4/1/2045	206,000	163,576
5.45%, 6/1/2047	318,000	267,521
Enviva Partners LP 6.50%, 1/15/2026 (a)	249,000	125,123
EQM Midstream Partners LP
4.00%, 8/1/2024	401,000	392,588
5.50%, 7/15/2028	892,000	867,005
4.50%, 1/15/2029 (a)	250,000	228,094
4.75%, 1/15/2031 (a)	762,000	678,662
6.50%, 7/15/2048	275,000	252,985
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	448,000	447,830

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Genesis Energy LP
6.50%, 10/1/2025	11,000	10,910
8.00%, 1/15/2027	1,061,000	1,061,974
Global Partners LP 6.88%, 1/15/2029	52,000	48,421
Gran Tierra Energy International Holdings Ltd. (Colombia) 6.25%, 2/15/2025 (a)	219,000	199,459
Gran Tierra Energy, Inc. (Colombia) 9.50%, 10/15/2029 (a)	250,000	213,281
Gulfport Energy Corp. 8.00%, 5/17/2026	271,999	275,364
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,688
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	54,000	53,325
5.13%, 6/15/2028 (a)	780,000	746,448
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	81,000	78,810
5.75%, 2/1/2029 (a)	111,000	104,322
6.00%, 2/1/2031 (a)	234,000	216,016
6.25%, 4/15/2032 (a)	609,000	562,473
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	236,000	231,965
Ithaca Energy North Sea plc (United Kingdom) 9.00%, 7/15/2026 (a)	342,000	330,775
ITT Holdings LLC 6.50%, 8/1/2029 (a)	458,000	399,605
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	499,000	475,341
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	175,000	177,685
Matador Resources Co. 6.88%, 4/15/2028 (a)	585,000	586,305
MEG Energy Corp. (Canada)
7.13%, 2/1/2027 (a)	185,000	187,140
5.88%, 2/1/2029 (a)	243,000	232,276
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026 (a)	409,000	399,794
10.50%, 5/15/2027 (a)	197,000	199,244
Murphy Oil Corp.
6.38%, 7/15/2028	137,000	136,083
7.05%, 5/1/2029	63,000	64,496
5.87%, 12/1/2042 (d)	361,000	306,507
Neptune Energy Bondco plc (United Kingdom) 6.63%, 5/15/2025 (a)	438,000	435,941
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	717,000	694,919
6.50%, 9/30/2026 (a)	509,000	483,447
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	502,000	503,886
NGL Energy Partners LP 7.50%, 4/15/2026	311,000	298,634
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (a)	134,000	135,382
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	706,000	686,585
NuStar Logistics LP
6.00%, 6/1/2026	204,000	203,325
5.63%, 4/28/2027	688,000	677,271
Parkland Corp. (Canada)
5.88%, 7/15/2027 (a)	50,000	49,013
4.50%, 10/1/2029 (a)	377,000	335,853
4.63%, 5/1/2030 (a)	476,000	424,830
PBF Holding Co. LLC 6.00%, 2/15/2028	121,000	116,229

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
PDC Energy, Inc. 5.75%, 5/15/2026	264,000	262,931
Permian Resources Operating LLC
6.88%, 4/1/2027 (a)	34,000	33,727
8.00%, 4/15/2027 (a)	328,000	334,988
5.88%, 7/1/2029 (a)	735,000	702,400
Range Resources Corp.
8.25%, 1/15/2029	442,000	458,049
4.75%, 2/15/2030 (a)	216,000	197,006
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	473,000	439,203
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	588,000	542,750
4.80%, 5/15/2030 (a)	506,000	453,040
6.88%, 4/15/2040 (a)	137,000	124,883
SM Energy Co.
5.63%, 6/1/2025	120,000	118,314
6.75%, 9/15/2026	562,000	554,657
6.63%, 1/15/2027	25,000	24,595
Southwestern Energy Co.
5.70%, 1/23/2025 (d)	615,000	613,417
8.38%, 9/15/2028	159,000	164,442
5.38%, 3/15/2030	657,000	622,942
4.75%, 2/1/2032	464,000	413,822
Strathcona Resources Ltd. (Canada) 6.88%, 8/1/2026 (a)	417,000	397,193
Summit Midstream Holdings LLC
5.75%, 4/15/2025	244,000	244,000
9.00%, 10/15/2026 (a) (d)	570,000	566,486
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	403,000	326,732
Sunoco LP
6.00%, 4/15/2027	466,000	463,290
5.88%, 3/15/2028	35,000	34,277
4.50%, 4/30/2030	949,000	852,906
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	118,000	113,487
5.50%, 1/15/2028 (a)	749,000	690,987
6.00%, 12/31/2030 (a)	100,000	90,293
6.00%, 9/1/2031 (a)	357,000	320,106
Talos Production, Inc. 12.00%, 1/15/2026	685,000	708,920
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	579,000	547,155
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	603,000	571,342
4.75%, 1/15/2030 (a)	190,000	171,000
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	217,862	210,792
TransMontaigne Partners LP 6.13%, 2/15/2026	207,000	180,630
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,167,000	1,023,292
4.13%, 8/15/2031 (a)	379,000	326,916
3.88%, 11/1/2033 (a)	309,000	252,908

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	1,227,000	1,216,530
9.50%, 2/1/2029 (a)	200,000	206,359
8.38%, 6/1/2031 (a)	1,235,000	1,216,881
9.88%, 2/1/2032 (a)	10,000	10,248
Vermilion Energy, Inc. (Canada) 6.88%, 5/1/2030 (a)	369,000	350,039
Vital Energy, Inc.
9.50%, 1/15/2025	244,000	244,946
10.13%, 1/15/2028	351,000	357,400
7.75%, 7/31/2029 (a)	201,000	184,257
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	220,000	225,060
		51,465,975
Paper & Forest Products — 0.3%
Ahlstrom Holding 3 Oy (Finland) 4.88%, 2/4/2028 (a)	227,000	191,670
Domtar Corp. 6.75%, 10/1/2028 (a)	510,000	443,773
Glatfelter Corp. 4.75%, 11/15/2029 (a)	74,000	44,785
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	362,000	313,961
Mercer International, Inc. (Germany)
5.50%, 1/15/2026	53,000	49,797
5.13%, 2/1/2029	432,000	360,774
		1,404,760
Passenger Airlines — 1.8%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	535,000	499,375
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	481,000	456,950
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	335,000	320,508
American Airlines, Inc.
11.75%, 7/15/2025 (a)	415,000	454,155
5.50%, 4/20/2026 (a)	1,001,674	986,106
7.25%, 2/15/2028 (a)	395,000	390,119
5.75%, 4/20/2029 (a)	1,680,009	1,609,515
Delta Air Lines, Inc.
2.90%, 10/28/2024	60,000	58,098
7.38%, 1/15/2026	413,000	422,949
4.38%, 4/19/2028	385,000	367,223
3.75%, 10/28/2029	190,000	169,944
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	441,111	350,898
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	292,000	214,283
United Airlines Holdings, Inc. 4.88%, 1/15/2025	609,000	598,342
United Airlines, Inc.
4.38%, 4/15/2026 (a)	279,000	265,310
4.63%, 4/15/2029 (a)	1,222,000	1,090,891
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	567,000	479,115
9.50%, 6/1/2028 (a)	214,000	177,522
6.38%, 2/1/2030 (a)	168,000	117,490
		9,028,793

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	604,000	614,359
Coty, Inc.
5.00%, 4/15/2026 (a)	235,000	229,371
6.50%, 4/15/2026 (a)	62,000	61,690
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	100,000	88,225
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	660,000	647,334
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	26,000	24,708
3.75%, 4/1/2031 (a)	507,000	422,843
		2,088,530
Pharmaceuticals — 1.4%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	108,000	95,050
8.50%, 1/31/2027 (a)	365,000	179,993
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,063,000	926,139
9.00%, 12/15/2025 (a)	300,000	268,992
6.13%, 2/1/2027 (a)	333,000	185,348
5.75%, 8/15/2027 (a)	1,112,000	606,040
5.00%, 1/30/2028 (a)	669,000	247,690
11.00%, 9/30/2028 (a)	487,000	304,375
5.00%, 2/15/2029 (a)	32,000	11,187
6.25%, 2/15/2029 (a)	30,000	10,687
5.25%, 1/30/2030 (a)	5,000	1,790
14.00%, 10/15/2030 (a)	352,000	182,888
5.25%, 2/15/2031 (a)	190,000	66,975
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	513,000	484,384
3.13%, 2/15/2029 (a)	225,000	188,437
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	287,000	266,116
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	268,000	267,665
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	168,000	119,156
Jazz Securities DAC 4.38%, 1/15/2029 (a)	450,000	404,832
Mallinckrodt International Finance SA 11.50%, 12/15/2028 (a) (g)	104,000	92,406
Organon & Co. 5.13%, 4/30/2031 (a)	825,000	649,096
P&L Development LLC 7.75%, 11/15/2025 (a)	196,000	127,890
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026	738,000	708,673
4.65%, 6/15/2030 (d)	550,000	490,560
		6,886,369
Professional Services — 0.3%
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	130,000	120,690
4.00%, 4/15/2029 (a)	100,000	88,657
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	480,000	402,000
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	401,000	362,344

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
KBR, Inc. 4.75%, 9/30/2028 (a)	28,000	24,992
Science Applications International Corp. 4.88%, 4/1/2028 (a)	301,000	280,468
		1,279,151
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC 7.00%, 4/15/2030 (a)	23,000	19,866
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	420,000	399,000
Five Point Operating Co. LP 7.88%, 11/15/2025 (a)	261,000	249,849
Forestar Group, Inc.
3.85%, 5/15/2026 (a)	55,000	51,192
5.00%, 3/1/2028 (a)	65,000	60,147
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	165,000	154,688
4.13%, 2/1/2029 (a)	225,000	192,937
4.38%, 2/1/2031 (a)	476,000	395,080
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	329,000	282,331
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	593,000	475,426
Realogy Group LLC
5.75%, 1/15/2029 (a)	773,000	551,309
5.25%, 4/15/2030 (a)	142,000	95,582
WeWork Cos. LLC 5.00%, 7/10/2025 (a)	217,000	3,255
		2,930,662
Retail REITs — 0.2%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	546,000	517,797
4.50%, 4/1/2027 (a)	295,000	258,656
		776,453
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	489,000	491,230
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	442,000	449,492
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	363,000	342,953
5.95%, 6/15/2030 (a)	631,000	609,519
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	53,000	47,913
Synaptics, Inc. 4.00%, 6/15/2029 (a)	224,000	193,829
		2,134,936
Software — 2.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	357,000	351,010
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	739,000	640,568
Boxer Parent Co., Inc.
7.13%, 10/2/2025 (a)	313,000	312,609
9.13%, 3/1/2026 (a)	108,000	108,000
Camelot Finance SA 4.50%, 11/1/2026 (a)	287,000	272,123
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	92,000	92,000
Central Parent LLC 8.00%, 6/15/2029 (a)	39,000	40,006
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	544,000	490,815

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.88%, 7/1/2029 (a)	100,000	89,487
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	1,600,000	1,473,406
9.00%, 9/30/2029 (a)	1,375,000	1,237,446
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	641,000	578,951
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	550,000	482,904
Elastic NV 4.13%, 7/15/2029 (a)	119,000	106,236
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	368,000	360,180
4.00%, 6/15/2028 (a)	270,000	248,390
Gen Digital, Inc.
5.00%, 4/15/2025 (a)	453,000	449,331
6.75%, 9/30/2027 (a)	192,000	193,284
7.13%, 9/30/2030 (a)	405,000	413,825
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	260,000	153,353
McAfee Corp. 7.38%, 2/15/2030 (a)	830,000	716,995
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	635,000	585,556
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	285,000	259,450
5.13%, 4/15/2029 (a)	344,000	315,052
5.25%, 10/1/2030 (a)	303,000	266,349
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	5,000	4,550
3.88%, 12/1/2029 (a)	740,000	647,228
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	507,000	448,698
4.13%, 12/1/2031 (a)	440,000	375,792
PTC, Inc. 4.00%, 2/15/2028 (a)	231,000	212,506
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	315,000	254,659
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	827,000	800,338
Veritas US, Inc. 7.50%, 9/1/2025 (a)	1,140,000	888,443
		13,869,540
Specialized REITs — 0.7%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	785,000	743,105
5.00%, 7/15/2028 (a)	176,000	164,351
4.88%, 9/15/2029 (a)	915,000	833,228
5.25%, 7/15/2030 (a)	60,000	55,023
4.50%, 2/15/2031 (a)	54,000	46,736
5.63%, 7/15/2032 (a)	367,000	333,194
SBA Communications Corp.
3.88%, 2/15/2027	921,000	866,978
3.13%, 2/1/2029	465,000	404,938
		3,447,553
Specialty Retail — 2.6%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	137,000	47,265
Arko Corp. 5.13%, 11/15/2029 (a)	335,000	278,887

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	454,000	417,676
4.63%, 11/15/2029 (a)	489,000	440,394
5.00%, 2/15/2032 (a)	77,000	67,165
At Home Group, Inc. 4.88%, 7/15/2028 (a)	229,000	68,127
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	539,000	563,209
5.25%, 2/1/2028	5,000	4,804
7.50%, 6/15/2029	276,000	283,389
6.88%, 11/1/2035	857,000	810,811
6.75%, 7/1/2036	46,000	42,777
BCPE Ulysses Intermediate, Inc. 7.75% (Cash), 4/1/2027 (a) (b)	30,000	26,535
Carvana Co. 5.50%, 4/15/2027 (a)	50,000	34,500
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	36,000	37,350
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	372,000	300,286
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	604,000	497,247
3.88%, 10/1/2031 (a)	210,000	165,865
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	502,000	452,396
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	150,000	122,625
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	538,000	450,640
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	345,000	301,474
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	742,000	654,088
4.38%, 1/15/2031 (a)	123,000	105,998
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	508,000	475,910
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	111,000	81,022
7.88%, 5/1/2029 (a)	557,000	316,643
Murphy Oil USA, Inc.
5.63%, 5/1/2027	351,000	342,232
4.75%, 9/15/2029	100,000	92,558
3.75%, 2/15/2031 (a)	5,000	4,243
Park River Holdings, Inc.
5.63%, 2/1/2029 (a)	54,000	40,637
6.75%, 8/1/2029 (a)	86,000	65,563
Penske Automotive Group, Inc. 3.75%, 6/15/2029	639,000	554,195
PetSmart, Inc.
4.75%, 2/15/2028 (a)	450,000	411,528
7.75%, 2/15/2029 (a)	400,000	377,064
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	411,000	362,287
4.88%, 11/15/2031 (a)	300,000	252,396
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (a)	439,000	425,815
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	393,000	358,762
6.13%, 7/1/2029 (a)	565,000	499,024

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	1,140,000	1,008,892
10.75%, 4/15/2027 (a)	243,000	158,045
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	300,000	273,177
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	373,000	302,683
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	246,000	224,458
White Cap Parent LLC 8.25% (Cash), 3/15/2026 (a) (b)	176,000	172,148
		12,972,790
Technology Hardware, Storage & Peripherals — 0.7%
Seagate HDD Cayman
4.88%, 6/1/2027	641,000	621,137
4.09%, 6/1/2029	888,000	796,634
4.13%, 1/15/2031	202,000	172,975
8.50%, 7/15/2031 (a)	40,000	42,745
9.63%, 12/1/2032 (a)	162,000	181,961
Western Digital Corp.
4.75%, 2/15/2026	283,000	273,029
3.10%, 2/1/2032	334,000	248,736
Xerox Corp.
4.80%, 3/1/2035	65,000	45,484
6.75%, 12/15/2039	329,000	247,821
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	600,000	574,340
5.50%, 8/15/2028 (a)	403,000	335,866
		3,540,728
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.
4.25%, 3/15/2029 (a)	27,000	23,625
4.13%, 8/15/2031 (a)	80,000	65,400
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	282,000	280,490
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	321,000	302,475
9.00%, 2/15/2031 (a)	98,000	92,385
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	418,000	350,075
Under Armour, Inc. 3.25%, 6/15/2026	26,000	24,372
William Carter Co. (The) 5.63%, 3/15/2027 (a)	204,000	197,832
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	372,000	286,630
		1,623,284
Tobacco — 0.2%
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	102,000	95,115
Vector Group Ltd.
10.50%, 11/1/2026 (a)	126,000	126,169
5.75%, 2/1/2029 (a)	572,000	509,153
		730,437
Trading Companies & Distributors — 1.6%
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	70,000	65,403

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026 (a)	275,000	262,271
4.13%, 5/15/2029 (a)	54,000	47,688
6.50%, 8/1/2030 (a)	281,000	280,686
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	242,000	217,402
Boise Cascade Co. 4.88%, 7/1/2030 (a)	433,000	394,030
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (a)	278,000	276,136
5.50%, 5/1/2028 (a)	683,000	641,395
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	225,000	192,938
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	774,000	685,322
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	644,000	625,345
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,021,000	927,670
United Rentals North America, Inc.
5.50%, 5/15/2027	693,000	682,771
3.88%, 11/15/2027	185,000	173,793
4.88%, 1/15/2028	483,000	464,544
5.25%, 1/15/2030	736,000	703,186
3.75%, 1/15/2032	517,000	437,909
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	80,000	80,114
7.25%, 6/15/2028 (a)	913,000	928,376
		8,086,979
Wireless Telecommunication Services — 1.1%
C&W Senior Financing DAC (Panama) 6.88%, 9/15/2027 (a)	758,000	687,980
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	700,000	671,900
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	220,000	187,843
6.63%, 8/1/2026	670,000	526,958
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (a)	180,000	162,450
4.50%, 4/27/2031 (a)	559,000	445,244
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	85,000	78,176
United States Cellular Corp. 6.70%, 12/15/2033	316,000	309,781
Vmed O2 UK Financing I plc (United Kingdom)
4.25%, 1/31/2031 (a)	529,000	444,577
4.75%, 7/15/2031 (a)	500,000	427,205
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	694,000	700,951
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (c)	71,000	64,743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (c)	331,000	266,093
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (c)	884,000	605,271
		5,579,172
Total Corporate Bonds (Cost $497,202,832)		479,995,780

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *(Cost $34,721)	1,455	7,275
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (h) (i) (Cost $3,665,888)	3,665,888	3,665,888
Total Investments — 98.1% (Cost $500,903,441)		483,668,943
Other Assets Less Liabilities — 1.9%		9,223,206
NET ASSETS — 100.0%		492,892,149

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2023.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$7,275	$7,275
Corporate Bonds
Aerospace & Defense	—	10,304,543	—	10,304,543
Air Freight & Logistics	—	129,268	—	129,268

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Automobile Components	$—	$11,047,324	$—	$11,047,324
Automobiles	—	6,546,950	—	6,546,950
Banks	—	3,267,891	—	3,267,891
Beverages	—	364,977	—	364,977
Biotechnology	—	454,706	—	454,706
Broadline Retail	—	6,197,403	—	6,197,403
Building Products	—	7,213,095	—	7,213,095
Capital Markets	—	2,983,512	—	2,983,512
Chemicals	—	13,720,151	—	13,720,151
Commercial Services & Supplies	—	16,265,901	—	16,265,901
Communications Equipment	—	2,332,041	—	2,332,041
Construction & Engineering	—	4,023,705	—	4,023,705
Consumer Finance	—	19,530,218	—	19,530,218
Consumer Staples Distribution & Retail	—	4,996,244	—	4,996,244
Containers & Packaging	—	13,946,464	—	13,946,464
Distributors	—	975,286	—	975,286
Diversified Consumer Services	—	2,984,142	—	2,984,142
Diversified REITs	—	3,365,933	—	3,365,933
Diversified Telecommunication Services	—	22,700,630	1,408,030	24,108,660
Electric Utilities	—	7,464,576	—	7,464,576
Electrical Equipment	—	1,527,855	—	1,527,855
Electronic Equipment, Instruments & Components	—	1,110,652	—	1,110,652
Energy Equipment & Services	—	7,696,772	—	7,696,772
Entertainment	—	3,839,413	—	3,839,413
Financial Services	—	12,493,132	—	12,493,132
Food Products	—	5,509,801	—	5,509,801
Gas Utilities	—	2,023,606	—	2,023,606
Ground Transportation	—	5,574,410	—	5,574,410
Health Care Equipment & Supplies	—	4,627,644	—	4,627,644
Health Care Providers & Services	—	19,369,594	—	19,369,594
Health Care REITs	—	1,647,511	—	1,647,511
Health Care Technology	—	780,244	—	780,244
Hotel & Resort REITs	—	3,613,861	—	3,613,861
Hotels, Restaurants & Leisure	—	41,289,040	—	41,289,040
Household Durables	—	7,375,796	—	7,375,796
Household Products	—	2,154,329	—	2,154,329
Independent Power and Renewable Electricity Producers	—	4,144,644	—	4,144,644
Insurance	—	8,432,786	—	8,432,786
Interactive Media & Services	—	1,139,583	—	1,139,583
IT Services	—	3,227,912	—	3,227,912
Leisure Products	—	412,525	—	412,525
Life Sciences Tools & Services	—	994,910	—	994,910
Machinery	—	5,980,589	—	5,980,589
Marine Transportation	—	187,993	—	187,993
Media	—	32,405,874	—	32,405,874
Metals & Mining	—	9,282,502	—	9,282,502
Mortgage Real Estate Investment Trusts (REITs)	—	1,823,639	—	1,823,639

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi-Utilities	$—	$367,658	$—	$367,658
Office REITs	—	892,403	—	892,403
Oil, Gas & Consumable Fuels	—	51,465,975	—	51,465,975
Paper & Forest Products	—	1,404,760	—	1,404,760
Passenger Airlines	—	9,028,793	—	9,028,793
Personal Care Products	—	2,088,530	—	2,088,530
Pharmaceuticals	—	6,886,369	—	6,886,369
Professional Services	—	1,279,151	—	1,279,151
Real Estate Management & Development	—	2,930,662	—	2,930,662
Retail REITs	—	776,453	—	776,453
Semiconductors & Semiconductor Equipment	—	2,134,936	—	2,134,936
Software	—	13,869,540	—	13,869,540
Specialized REITs	—	3,447,553	—	3,447,553
Specialty Retail	—	12,972,790	—	12,972,790
Technology Hardware, Storage & Peripherals	—	3,540,728	—	3,540,728
Textiles, Apparel & Luxury Goods	—	1,623,284	—	1,623,284
Tobacco	—	730,437	—	730,437
Trading Companies & Distributors	—	8,086,979	—	8,086,979
Wireless Telecommunication Services	—	5,579,172	—	5,579,172
Total Corporate Bonds	—	478,587,750	1,408,030	479,995,780
Short-Term Investments
Investment Companies	3,665,888	—	—	3,665,888
Total Investments in Securities	$3,665,888	$478,587,750	$1,415,305	$483,668,943
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	$3,094,499	$46,134,517	$45,563,128	$—	$—	$3,665,888	3,665,888	$80,238	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.